LEASES - Operating and finance leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating leases:
Operating lease liabilities - current	¥ 119,344	$ 16,809	¥ 65,489
Operating lease liabilities - non-current	557,136	78,471	339,885
Total operating lease liabilities	676,480		405,374
Operating lease right-of-use assets, net	660,138	92,978	396,966
Financing leases:
Financing lease liabilities - current	36,587	5,153	168,381
Financing lease liabilities - non-current	0	0	69,881
Total financing lease liabilities	36,587		238,262
Financing lease right-of-use assets, net	¥ 82,293	$ 11,591	¥ 558,407